Stock Option Estimation under Black-Scholes Model (Detail)	12 Months Ended
Dec. 31, 2012
Compensation Related Costs Disclosure [Line Items]
Expected term of options in years	5 years
Range of expected volatility	39.00%
Minimum
Compensation Related Costs Disclosure [Line Items]
Range of risk-free interest rates	0.59%
Maximum
Compensation Related Costs Disclosure [Line Items]
Range of risk-free interest rates	1.20%
Stock Options | Minimum
Compensation Related Costs Disclosure [Line Items]
Range of risk-free interest rates	0.669%
Expected term of options in years	5 years 1 day
Range of expected volatility	34.70%
Stock Options | Maximum
Compensation Related Costs Disclosure [Line Items]
Range of risk-free interest rates	2.812%
Expected term of options in years	6 years 3 months 2 days
Range of expected volatility	38.42%